Reportable Segments and Geographic Information - Narrative (Details) - segment	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
Number of reportable segments	3
Petroleo Brasileiro S.A. | Total revenues | Customer Concentration Risk
Concentration Risk [Line Items]
Percentage of total revenues		10.00%
Archrock Partners and Archrock | Total revenues | Customer Concentration Risk
Concentration Risk [Line Items]
Percentage of total revenues	12.00%		11.00%